UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

March 31, 2005

1.814637.100

EXC-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.1%
Dana Corp.	22,174	$ 283,605
Automobiles - 0.2%
General Motors Corp.	15,890	467,007
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	201,170	6,264,434
Household Durables - 0.5%
The Stanley Works	23,948	1,084,126
Media - 9.2%
Gannett Co., Inc.	61,737	4,882,162
Knight-Ridder, Inc.	2,696	181,306
McGraw-Hill Companies, Inc.	75,479	6,585,543
News Corp. Class A	3,612	61,115
The DIRECTV Group, Inc. (a)	16,147	232,840
Tribune Co.	94,030	3,748,976
Viacom, Inc. Class B (non-vtg.)	24,041	837,348
Walt Disney Co.	164,487	4,725,712
		21,255,002
Multiline Retail - 0.9%
Neiman Marcus Group, Inc. Class B	11,452	1,033,543
The May Department Stores Co.	27,955	1,034,894
		2,068,437
Textiles, Apparel & Luxury Goods - 4.5%
Coach, Inc. (a)	186,781	10,577,408
TOTAL CONSUMER DISCRETIONARY		42,000,019
CONSUMER STAPLES - 13.0%
Beverages - 3.0%
Anheuser-Busch Companies, Inc.	82,886	3,927,968
The Coca-Cola Co.	72,998	3,041,827
		6,969,795
Food & Staples Retailing - 0.4%
SUPERVALU, Inc.	26,367	879,339
Food Products - 0.7%
General Mills, Inc.	4,999	245,701
Sara Lee Corp.	62,616	1,387,571
		1,633,272
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 4.2%
Colgate-Palmolive Co.	65,295	$ 3,406,440
Procter & Gamble Co.	117,858	6,246,474
		9,652,914
Personal Products - 2.7%
Gillette Co.	124,221	6,270,676
Tobacco - 2.0%
Altria Group, Inc.	72,270	4,725,735
TOTAL CONSUMER STAPLES		30,131,731
ENERGY - 10.3%
Energy Equipment & Services - 1.8%
Schlumberger Ltd. (NY Shares)	50,548	3,562,623
Transocean, Inc. (a)	9,870	507,910
		4,070,533
Oil & Gas - 8.5%
ChevronTexaco Corp.	87,280	5,089,297
Exxon Mobil Corp.	203,102	12,104,879
Kerr-McGee Corp.	7,470	585,125
Royal Dutch Petroleum Co. (NY Shares)	33,010	1,981,920
		19,761,221
TOTAL ENERGY		23,831,754
FINANCIALS - 12.9%
Capital Markets - 1.7%
Lehman Brothers Holdings, Inc.	33,799	3,182,514
Waddell & Reed Financial, Inc. Class A	35,246	695,756
		3,878,270
Consumer Finance - 4.4%
American Express Co.	195,503	10,042,989
Diversified Financial Services - 2.7%
Citigroup, Inc.	109,805	4,934,637
J.P. Morgan Chase & Co.	39,181	1,355,663
		6,290,300
Insurance - 4.1%
Berkshire Hathaway, Inc. Class B (a)	1,905	5,440,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
St. Paul Travelers Companies, Inc.	7,061	$ 259,351
Torchmark Corp.	73,192	3,820,622
		9,520,653
TOTAL FINANCIALS		29,732,212
HEALTH CARE - 17.2%
Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	84,290	4,924,222
Guidant Corp.	81,898	6,052,262
Zimmer Holdings, Inc. (a)	12,487	971,613
		11,948,097
Health Care Providers & Services - 0.0%
Medco Health Solutions, Inc. (a)	532	26,371
Pharmaceuticals - 12.0%
Bristol-Myers Squibb Co.	138,035	3,514,371
Eli Lilly & Co.	30,231	1,575,035
Johnson & Johnson	142,669	9,581,650
Merck & Co., Inc.	59,161	1,915,042
Pfizer, Inc.	172,694	4,536,671
Schering-Plough Corp.	132,858	2,411,373
Wyeth	102,174	4,309,699
		27,843,841
TOTAL HEALTH CARE		39,818,309
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.6%
Raytheon Co.	35,600	1,377,720
United Technologies Corp.	45,164	4,591,372
		5,969,092
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	33,125	955,656
Industrial Conglomerates - 8.6%
3M Co.	52,960	4,538,142
General Electric Co.	427,163	15,403,499
		19,941,641
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.0%
Parker Hannifin Corp.	84,396	$ 5,141,404
SPX Corp.	40,291	1,743,794
		6,885,198
Road & Rail - 0.5%
Union Pacific Corp.	17,560	1,223,932
TOTAL INDUSTRIALS		34,975,519
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 1.3%
Motorola, Inc.	194,748	2,915,378
Computers & Peripherals - 4.3%
Hewlett-Packard Co.	313,392	6,875,820
International Business Machines Corp.	33,898	3,097,599
		9,973,419
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	61,373	1,362,481
Semiconductors & Semiconductor Equipment - 0.3%
Cabot Microelectronics Corp. (a)	11,977	375,838
Freescale Semiconductor, Inc. Class B (a)	21,503	370,927
		746,765
Software - 0.9%
Microsoft Corp.	90,290	2,182,309
TOTAL INFORMATION TECHNOLOGY		17,180,352
MATERIALS - 2.9%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	84,853	5,370,346
Cabot Corp.	37,691	1,260,010
		6,630,356
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
ALLTEL Corp.	1,756	96,317
Sprint Corp.	110,210	2,507,278
		2,603,595
TOTAL COMMON STOCKS (Cost $23,272,440)		226,903,847
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.51%, dated 3/31/05 due 4/1/05) (Cost $4,479,000)	$ 4,479,312	$ 4,479,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $27,751,440)		231,382,847
NET OTHER ASSETS - 0.1%		259,644
NET ASSETS - 100%		$ 231,642,491
Legend
(a) Non-income producing
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $27,751,439. Net unrealized appreciation aggregated $203,631,408, of which $206,419,741 related to appreciated investment securities and $2,788,333 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005